Schedule of allotted called up and fully paid (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Class A Ordinary Shares	$ 3,687	$ 1,504	$ 533
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Class A Ordinary Shares	$ 3,686,890	$ 1,503,265	$ 533,298
Share issuance	30,724,084	12,527,212	4,439,733